UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 1, 2018 to May 31, 2018.

Commission File Number of issuing entity: 333-218098-01

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-218098

Central Index Key Number of depositor: 0001658982

CHASE CARD FUNDING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000869090

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Patricia M. Garvey

Chase Card Funding LLC

201 North Walnut Street

Wilmington, Delaware 19801

302-282-6545

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the depositor)

22-2382028

(I.R.S. Employer Identification No. of the sponsor)

CHASE ISSUANCE TRUST c/o Chase Card Funding LLC 201 North Walnut Street Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-6545

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121(c) of Regulation AB, Chase Bank USA, National Association (CIK number 0000869090) has no repurchase activity to report for the monthly distribution period from May 1, 2018 to May 31, 2018 (the “Monthly Distribution Period”) for Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The most current information or update to this item, as of the end of the Monthly Distribution Period to which this report relates, was previously reported by Chase Issuance Trust (CIK number 0001174821, SEC File Number 333-218098-01). See Prospectus dated May 4, 2018, filed on May 8, 2018.

Item 3. Sales and Securities and Use of Proceeds.

On May 4, 2018, Chase Issuance Trust issued $1,400,000,000 of Class A(2018-1) CHASEseries Notes (the “Class A(2018-1) Notes”). Information regarding the issuance and sale of the Class A(2018-1) Notes has been previously reported in the prospectus dated May 4, 2018 and filed on May 8, 2018.

Item 7. Change in Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in Item 12 of the distribution report attached hereto as Exhibit 99.2. There has been no change in the securities held by the Sponsor and its affiliates during the Monthly Distribution Period.

Item 8. Other Information.

The Number of Accounts as of the last day of the related Monthly Period disclosed in Item 10 of the Asset Pool One Monthly Servicer’s Certificate attached hereto as Exhibit 99.2 includes all non-charged off credit card accounts in Asset Pool One, but does not include inactivated credit card accounts where the credit card had been lost or stolen or that had been flagged for potential fraud and replaced with a new credit card account. In past reporting periods, the Servicer had included such inactivated credit card accounts in the Number of Accounts. For purposes of comparison with prior periods, the Number of Accounts including all such inactivated credit card accounts is 20,969,588.

Despite this change in the reporting methodology for the Number of Accounts, (i) the amount of receivables and the amount and percentage of delinquent receivables, (ii) the key performance indicators disclosed in Item 11 of the Asset Pool One Monthly Servicer’s Certificate attached hereto as Exhibit 99.2, including Average Pool Balance, Gross Losses, Gross Losses as a Percentage of Average Pool Balance, Recoveries, Net Losses, Net Losses as a Percentage of Average Pool Balance, Number of Accounts Charged Off during the Monthly Period and Average Net Loss Amount on Accounts Charged Off during the Monthly Period, and (iii) the information regarding the performance of the CHASEseries in Item C of the Monthly Noteholders’ Statement attached hereto as Exhibit 99.3, including Portfolio Yield, Base Rate, Three Month Average Excess Spread Percentage and Principal Payment Rate, remain unchanged with no impact on the performance of Asset Pool One.

Item 10. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)
Date: June 15, 2018	By:	CHASE BANK USA, NATIONAL ASSOCIATION,
as Servicer
/s/ John Keller
Name: John Keller
Title: Vice President